Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 36,301	$ 30,820	$ 21,962
Reported as:
Current	27,662	23,917	18,437
Non-current	8,639	6,903	3,525
Deferred revenue	36,301	30,820	21,962
Deferred Product revenue
Deferred Revenue Arrangement [Line Items]
Deferred revenue	6,115	4,197	4,256
Reported as:
Deferred revenue	6,115	4,197	4,256
Deferred Service revenue
Deferred Revenue Arrangement [Line Items]
Deferred revenue	30,186	26,623	17,706
Reported as:
Deferred revenue	$ 30,186	$ 26,623	$ 17,706